LEASES - Lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liabilities
Present value of liabilities	R$ 6,243,782	R$ 6,182,530	R$ 5,893,194
Lands and farms
Lease Liabilities
Average rate - % p.a.	12.52%
Maturity period of lease liabilities	September, 2051
Present value of liabilities	R$ 3,711,023
Machines and equipment
Lease Liabilities
Average rate - % p.a.	11.43%
Maturity period of lease liabilities	April, 2035
Present value of liabilities	R$ 259,482
Buildings [member]
Lease Liabilities
Average rate - % p.a.	10.84%
Maturity period of lease liabilities	December, 2033
Present value of liabilities	R$ 122,066
Ships and boats
Lease Liabilities
Average rate - % p.a.	11.39%
Maturity period of lease liabilities	February, 2039
Present value of liabilities	R$ 2,145,682
Vehicles [member]
Lease Liabilities
Average rate - % p.a.	11.29%
Maturity period of lease liabilities	November, 2028
Present value of liabilities	R$ 5,529